UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

                Report for the Quarter Ended September 30, 2000.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Ewing & Partners
Address:       4514 Cole Avenue, Suite 808
               Dallas, TX  75205

13F File Number:    28-6820

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Timothy G. Ewing
Title:         Managing Partner
Phone:         (214) 522-2100
Signature, Place, and Date of Signing:

  /S/ TIMOTHY G. EWING        Dallas, Texas            November 1, 2000
  --------------------        -------------            ------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           1

Form 13F Information Table Value Total:           $22,989


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                              FORM 13F INFORMATION TABLE

                                                                                                            VOTING AUTHORITY
                          TITLE OF               VALUE     SHARES/   SH/  PUT/   INVSTMT    OTHER    ----------------------------
NAME OF ISSUER             CLASS     CUSIP     (X$1,000)   PRN AMT   PRN  CALL   DSCRETN   MANAGERS     SOLE    SHARED     NONE
--------------             -----   ---------   --------- ----------  ---  ----  --------  ---------  ---------  -------   -------
CHEROKEE INC DEL NEW        COM    16444H102      22,989  1,946,169  SH           SOLE               1,946,169
